Designated Accounting Hedges - Summary of Items Designated as Hedged Items (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	$ 38,508	$ 29,660
Carrying amount of the hedged item, Liabilities	17,116	10,780
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	329	1,840
Cash flow hedges [member] | Deposits [member] | Foreign Exchange rate Risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	16,010	9,466
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(609)	615
Cash flow hedges [member] | Loan commitments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	38,508	29,660
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	650	970
Cash flow hedges [member] | Share-based payment [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	1,106	1,314
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	288	255
NIFO hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	34,419	25,025
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	838	2,421
Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	102,080	83,941
Carrying amount of the hedged item, Liabilities	115,610	145,205
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	(4,513)	(5,045)
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(4,822)	(6,501)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(1,802)	1,058
Fair value hedges [member] | Deposits [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	90,317	112,295
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(3,278)	(4,655)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	329	4,437
Fair value hedges [member] | Deposits [member] | Combined foreign exchange and interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	21,087	27,017
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(1,447)	(1,581)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(255)	1,448
Fair value hedges [member] | Loan commitments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	43,475	36,282
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	(683)	(1,794)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(297)	(1,537)
Fair value hedges [member] | Securities [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	58,605	47,659
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	(3,830)	(3,251)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(1,655)	(3,583)
Fair value hedges [member] | Subordinated indebtedness [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	4,206	5,893
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(97)	(265)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	$ 76	$ 293